Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Additional Information (Detail)	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Additional Information [Line Items]
Maturity period of cash equivalents	3 months
Fiscal Year	364 days	364 days	364 days
Maturity period of short-term investments	1 year
Liability for uncertain income tax positions, percentage minimum	50.00%
Independent director's annual retainer, minimum percentage	60.00%
Independent directors annual retainer remaining percentage	40.00%
Number of trading days	5 days
Maturity period of long-term investments	1 year
Estimated Life of Devices	24 months
Furniture and fixtures [Member]
Additional Information [Line Items]
Percentage of amount declining in furniture and fixtures	20.00%
Minimum [Member]
Additional Information [Line Items]
Period Of Amortization Of Intangible Asset Range	2 years
Minimum [Member] | Buildings, leasehold improvements and other [Member]
Additional Information [Line Items]
Useful life of property, plant and equipment, net	5 years
Minimum [Member] | BlackBerry operations and other information technology [Member]
Additional Information [Line Items]
Useful life of property, plant and equipment, net	3 years
Minimum [Member] | Manufacturing equipment, research and development equipment and tooling [Member]
Additional Information [Line Items]
Useful life of property, plant and equipment, net	1 year
Maximum [Member]
Additional Information [Line Items]
Period Of Amortization Of Intangible Asset Range	17 years
Maximum [Member] | Buildings, leasehold improvements and other [Member]
Additional Information [Line Items]
Useful life of property, plant and equipment, net	40 years
Maximum [Member] | BlackBerry operations and other information technology [Member]
Additional Information [Line Items]
Useful life of property, plant and equipment, net	5 years
Maximum [Member] | Manufacturing equipment, research and development equipment and tooling [Member]
Additional Information [Line Items]
Useful life of property, plant and equipment, net	8 years